Share-Based Awards Plan - Additional Information of Baidu, Inc. (Detail) $ / shares in Units, ¥ in Millions, $ in Millions									12 Months Ended
		May 08, 2024 shares	Dec. 02, 2021 shares $ / shares	Sep. 15, 2020	Jul. 31, 2018 shares	Oct. 31, 2010	Oct. 18, 2010 shares	Dec. 31, 2008 shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Aug. 31, 2023 shares	Aug. 06, 2016 shares
Parent Company
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted					10 years
Percentage of voting power									10.00%	10.00%
The weighted-average grant-date fair value of restricted shares granted during respective years | $ / shares										$ 11
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	[1]									$ 11
Parent Company | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised									¥ 35	$ 5		¥ 0		¥ 64
Total fair value of options vested									35	$ 5		36		85
Unrecognized share-based compensation cost									¥ 21						$ 3
A weighted-average vesting period over which the deferred cost is expected to be recognized									3 years 1 month 6 days	3 years 1 month 6 days
The weighted-average grant-date fair value of options granted during respective years | $ / shares										$ 6
Parent Company | Employee Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term									4 years	4 years
Parent Company | Employee Stock Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term									2 years	2 years
Parent Company | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation cost									¥ 3,800						$ 548
A weighted-average vesting period over which the deferred cost is expected to be recognized									2 years 10 months 24 days	2 years 10 months 24 days
Total fair value of shares vested during respective years, restricted shares									¥ 3,400	$ 483		¥ 4,400		¥ 6,100
The weighted-average grant-date fair value of restricted shares granted during respective years | $ / shares										$ 11	$ 11		$ 17
Parent Company | Employee Holding More Than Ten Percent Voting Power | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of the fair market value of the entity's ordinary shares									110.00%						110.00%
Parent Company | 2008 Plan | Revision of Prior Period, Reclassification, Adjustment | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance								274,302,160
Parent Company | 2008 Plan | Employee Holding No More Than Ten Percent Voting Power | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted								10 years
Parent Company | 2008 Plan | Employee Holding More Than Ten Percent Voting Power | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted								5 years
Parent Company | Stock Incentive Plan 2018 | Revision of Prior Period, Reclassification, Adjustment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance					275,516,000
Parent Company | 2023 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance																281,230,346
iQIYI | 2010 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance							58,875,478										589,729,714
Shares vesting term						4 years
iQIYI | 2010 Equity Incentive Plan | Original Term
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted							10 years
iQIYI | 2010 Equity Incentive Plan | Modified Term
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted				20 years
iQIYI | 2010 and 2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation cost									¥ 450						$ 64
A weighted-average vesting period over which the deferred cost is expected to be recognized									2 years 1 month 6 days	2 years 1 month 6 days
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares										$ 0.01
iQIYI | 2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance			364,000,000
Contractual term of share-based awards granted			10 years
Reduction is ordinary shares for issuance of each restricted stock unit			1.3
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares			$ 0
iQIYI | 2024 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance		350,000,000
Contractual term of share-based awards granted		10 years
Other Subsidiaries
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term									4 years	4 years

[1]	Represents the exercise price per Class A ordinary share, and each ADS represents eight Class A ordinary shares.